Related Party Transactions - Schedule of Addition to the Transactions Disclosed Elsewhere in these Consolidated Financial Statements (Parenthetical) (Detail) $ in Thousands, $ in Millions	6 Months Ended	12 Months Ended			18 Months Ended
	Jun. 30, 2022 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 HKD ($)	Aug. 31, 2022	Jan. 01, 2021 USD ($)
Related Party Transaction [Line Items]
Asset acquisition consideration transferred or transferrable		$ (268,000)
Unsecured debt current		$ 55,803	$ 0	$ 0			$ 0
HIBOR [Member] | Short Term Debt Tranche One Variable Rate Of Interest [Member]
Related Party Transaction [Line Items]
Debt instrument variable interest spread percentage		1.15%
Amtd Assets [Member]
Related Party Transaction [Line Items]
Business combination voting interest percentage		100.00%				96.10%
Related Company [Member] | Unlisted Equity Investment [Member]
Related Party Transaction [Line Items]
Gain loss on disposal of equity investments without readily determinable fair value				16,094
Immediate Holding Company [Member] | Staff And Premises Costs [Member]
Related Party Transaction [Line Items]
Fixed Service Fee Per Quarter	$ 6				$ 9
Immediate Holding Company [Member] | Loan Receivable On Demand [Member]
Related Party Transaction [Line Items]
Related party transaction rate of interest		2.00%
Loans receivable gross current		$ 1,057,007	287,178	275,127
Financing receivable allowance for credit loss current		4,988	$ 0	$ 0
Immediate Holding Company [Member] | Disposal of Financial Assets [Member]
Related Party Transaction [Line Items]
Proceeds from Sale of Financial Assets at Fair Value through Profit or Loss to Immediate Holding Company		80,155
Immediate Holding Company [Member] | Asset Acquisition [Member]
Related Party Transaction [Line Items]
Asset acquisition consideration transferred or transferrable		268,000
Immediate Holding Company [Member] | AMTD Digital [Member]
Related Party Transaction [Line Items]
Business combination voting interest percentage			82.70%
Business combination consideration transferred			$ 993,000
Non Controlling Shareholder [Member]
Related Party Transaction [Line Items]
Unsecured debt current		22,681
Non Controlling Shareholder [Member] | HIBOR [Member] | Short Term Debt Tranche One Variable Rate Of Interest [Member]
Related Party Transaction [Line Items]
Unsecured debt current		7,643
Non Controlling Shareholder [Member] | HIBOR [Member] | Short Term Debt Tranche Two Variable Rate Of Interest [Member]
Related Party Transaction [Line Items]
Unsecured debt current		$ 25,479
Debt instrument variable interest spread percentage		1.15%
AMTD Assets Alpha Group [Member]
Related Party Transaction [Line Items]
Additional Percentage Interests Acquired In Subsidiaries				19.90%